Financial Instruments - Fair values and risk management (Tables)	12 Months Ended
Dec. 31, 2018
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Schedule of Classification and Carrying Amounts of Group's Financial Assets and Financial Liabilities

The following table shows the classification and carrying amounts of Group’s financial assets and financial liabilities as at December 31, 2018, 2017 and January 1, 2017.

Financial assets	31/12/18	31/12/17	01/01/17
Financial assets at amortised cost
Other non-current receivables	4,533	1,402	2,137
Trade receivables	40,967	37,549	40,138
Other current receivables	9,507	12,910	18,237
Cash and cash equivalents	62,131	55,035	64,981

Total (a)	117,138	106,896	125,493

Financial assets at fair value
Forward exchange contracts	218	339	223

Total (b)	218	339	223

Total financial assets (a+b)	117,356	107,235	125,716

Financial assets at amortised cost include trade receivables, other receivables and cash and cash equivalent. Financial assets at fair value reflect the positive change in fair value of foreign exchange forward contracts that are not designated as hedge relationships, but are, nevertheless, intended to reduce the level of foreign currency risk for future cash flows from accounts receivables and sale orders.

Financial liabilities	31/12/18	31/12/17	01/01/17
Financial liabilities at amortised cost
Long-term borrowings	20,943	25,717	17,961
Bank overdraft and short-term borrowings	35,148	25,967	24,427
Trade payables	77,901	76,035	70,457
Other payables	26,914	27,587	29,407

Total (a)	160,906	155,306	142,252

Financial liabilities at fair value
Forward exchange contracts	320	267	1,293

Total (b)	320	267	1,293

Total financial liabilities (a+b)	161,226	155,573	143,545

Summary of Carrying Amount and Fair Value of Financial Assets and Financial Liabilities

The following table shows the carrying amount and fair value of Group’s financial assets and financial liabilities as at December 31, 2018, 2017 and January 1, 2017, other than those with carrying amount that are reasonable approximation of fair value.

Financial assets	31/12/18		31/12/17		01/01/17
	Carrying amount	Fair value	Carrying amount	Fair value	Carrying amount	Fair value

Forward exchange contracts	218	218	339	339	223	223

Financial liabilities

Floating-rate borrowings	13,943	13,943	18,197	18,197	16,926	16,926
Fixed rate borrowings	7,000	7,000	7,520	7.520	1,035	1,035

Total long-term borrowings	20,943	20,943	25,717	25,717	17,961	17,961

Forward exchange contracts	320	320	267	267	1,293	1,293

Summary of Information about Credit Risk Exposure on Trade Receivables Using a Provision Matrix

Set out below is the information about the credit risk exposure on the Group’s trade receivables using a provision matrix as at December 31, 2018 and January 1, 2018, further to the adoption of IFRS 9.

December 31, 2018

Trade receivables	Days past due
	<30 days	30-60 days	61-90 days	> 91 days	Total

Outstanding trade receivables	9,288	1,323	88	669	11,368
Trade receivables subject to specific valuation					39,226

Total gross carrying amount					50,594
Default rate	0.10%	0,99%	2.90%	5.80%
Expected credit loss	9	13	3	39	64

January 1, 2018

Trade receivables	Days past due
	<30 days	30-60 days	61-90 days	> 91 days	Total

Outstanding trade receivables	11,661	651	254	173	12,739
Trade receivables subject to specific valuation					35,585

Total gross carrying amount					48,324
Default rate	0.11%	1.04%	2.99%	5.33%
Expected credit loss	13	7	8	9	37

Summary of Maturity Profile of Financial Liabilities Based on Contractual Undiscounted Payments

The table below summarizes the maturity profile of the Group’s financial liabilities based on contractual undiscounted payments as at December 31, 2018 and 2017.

December 31, 2018	Less than 2 months	2 to 12 months	1 to 2 years	2 to 5 years	More than 5 years	Total

Long-term borrowings	860	9,722	3,177	5,381	1,803	20,943
Bank overdraft and short-term borrowings	35,148	—	—	—	—	35,148
Trade and other payables	26,914	77,901	—	—	—	104,815
Losses on derivative financial instruments	320	—	—	—	—	320

Total financial liabilities	63,242	87,623	3,177	5,381	1,803	161,226

December 31, 2017	Less than 2 months	2 to 12 months	1 to 2 years	2 to 5 years	More than 5 years	Total

Long-term borrowings	314	4,526	10,576	7,455	2,846	25,717
Bank overdraft and short-term borrowings	25,967	—	—	—	—	25,967
Trade and other payables	27,587	76,035	—	—	—	103,622
Losses on derivative financial instruments	267	—	—	—	—	267

Total financial liabilities	54,135	80,561	10,576	7,455	2,846	155,573

January 1, 2017	Less than 2 months	2 to 12 months	1 to 2 years	2 to 5 years	More than 5 years	Total

Long-term borrowings	659	10,973	2,853	3,476	—	17,961
Bank overdraft and short-term borrowings	24,427	—	—	—	—	24,427
Trade and other payables	29,407	70,457	—	—	—	99,864
Losses on derivative financial instruments	1,293	—	—	—	—	1,293

Total financial liabilities	55,786	81,430	2,853	3,476	—	143,545

Summary of Sensitivity to Reasonably Possible Change in Interest Rates on that Portion of Loans and Borrowings Affected

The following table demonstrates the sensitivity to a reasonably possible change in interest rates on that portion of loans and borrowings affected. With all other variables held constant, the Group’s profit before tax is affected through the impact on floating rate borrowings as follows:

	Increase/decrease in basis points	Effect on profit before tax

2018	+ 45	(71)
2018	- 45	71

2017	- 45	(90)
2017	- 45	78

Summary of Sensitivity to Reasonably Possible Change in Foreign Exchange Rates and Impact on Profit Before Tax

The following tables demonstrate the sensitivity to a reasonably possible change in foreign exchange rates, with all other variables held constant.

	Change in foreign exchange rates	Effect on profit before tax

2018	+5%	2,776
2018	-5%	(3,183)

2017	+5%	3,023
2017	-5%	(3,449)

Summary of Changes in Liabilities Arising from Financing Activities

The following tables show the changes in liabilities arising from financing activities for the two years ended as at December 31, 2018.

December 31, 2018	Jan 1, 2018	Cash flows	Changes in fair value	Dec 31, 2018

Long-term borrowings	25,717	(4,774)	—	20,943
Bank overdraft and short term borrowings	25,967	9,181	—	35,148
Losses on derivative financial instruments	267	—	53	320

Total liabilities from financing activities	51,951	4,407	53	56,411

December 31, 2017	Jan 1, 2017	Cash flows	Changes in fair value	Dec 31, 2017

Long-term borrowings	17,961	7,756	—	25,717
Bank overdraft and short term borrowings	24,427	1,540	—	25,967
Losses on derivative financial instruments	1,293	—	(1,026)	267

Total liabilities from financing activities	43,681	9,296	(1,026)	51,951